Skadden, Arps, Slate, Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606
Telephone: (312) 407-0700
April 29, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Invesco Van Kampen Exchange Fund Amendment No. 42
to the Registration Statement on Form N-1A (File No. 811-2611)
Ladies and Gentlemen:
     Invesco Van Kampen Exchange Fund (the “Registrant”) hereby files via EDGAR one electronically signed copy of Amendment No. 42 to the Registration Statement on Form N-1A (the “Registration Statement”), complete with exhibits filed therewith (the “Exhibits”). The Registration Statement and Exhibits thereto are filed pursuant to Rule 8b-16 of the General Rules and Regulations (the “1940 Act Rules”) of the Securities and Exchange Commission (the “Commission”) promulgated under the Investment Company Act of 1940, as amended.
     Should the staff have any questions regarding the foregoing, please call Laura Ferrell at (312) 407-0501 or Elisa Mitchell at (630) 684-6724.

Very truly yours,
/s/ Charles B. Taylor
Charles B. Taylor